Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net income (loss) for the year before taxes	$ (6,014,330)	$ (4,271,294)	$ (5,044,012)
Combined federal and provincial income tax rate	26.00%	26.00%	26.00%
Expected income tax expense (recovery)	$ (1,564,000)	$ (1,111,000)	$ (1,311,000)
SR&ED credit claims	(3,000)	78,000	(210,000)
Stock-based compensation	31,000	189,000	34,000
Non-deductible items	(79,000)	(55,000)	24,000
Tax adjustment from rate change and other	(262,000)	0	0
Change in unrecognized deferred tax assets	1,877,000	899,000	1,501,000
Income tax expense	$ 0	$ 0	$ 0